Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2025	2024
Salaries, Director Fees and Other Short-Term Benefits	44	47
Pension and Post-Employment Benefits	3	4
Stock-Based Compensation	60	48
Termination Benefits	11	11
	118	110

Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

For the years ended December 31,	2025	2024
Revenues from Construction and Management Services	164	155
Transportation Expenses	258	278
The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

	2025	2024
Fair Value, Beginning of Year	219	131
Acquisitions	6	7
Transfer to Investments in Equity-Accounted Affiliates	(5)	—
Changes in Fair Value	(27)	81
Fair Value, End of Year	193	219